REVENUE - Disaggregation of Net Revenues by Major Source (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disaggregation of Revenue [Line Items]
Net sales	$ 5,892	$ 6,245	$ 18,966	$ 20,124
Finance and interest income	290	261	869	835
Rents and other income on operating lease	178	180	549	545
Finance, interest and other income	468	441	1,418	1,380
Total Revenues	6,360	6,686	20,384	21,504
Sales of goods
Disaggregation of Revenue [Line Items]
Net sales	5,603	6,018	18,168	19,467
Rendering of services and other revenues
Disaggregation of Revenue [Line Items]
Net sales	196	112	500	297
Rents on assets sold with a buy-back commitment
Disaggregation of Revenue [Line Items]
Net sales	$ 93	$ 115	$ 298	$ 360